Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 3,194.7	$ 2,662.1
Less accumulated depreciation	(1,355.1)	(1,205.1)
Property, plant and equipment, net	1,839.6	1,457.0
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	79.8	83.6
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	568.1	530.6
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	2,044.2	1,880.0
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 502.6	$ 167.9